Segment and Geographical Area Information (Details) - Schedule of revenue from external customers and long-lived assets, by geographical areas - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 24,085	$ 10,731	$ 12,437
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	22,489	10,566	11,353
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 1,596	$ 165	$ 1,084